MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Jun. 30, 2025
MATERIAL ACCOUNTING POLICY INFORMATION.
Schedule of significant subsidiaries which are consolidated

			Proportion of ownership interest held
		Country of	June 30,	June 30,	Mineral
Name of subsidiaries	Principal activity	incorporation	2025	2024	properties
New Pacific Offshore Inc.	Holding company	BVI (i)	100%	100%
SKN Nickel & Platinum Ltd.	Holding company	BVI	100%	100%
Glory Metals Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Andes Corp. Limited	Holding company	Hong Kong	100%	100%
Fortress Mining Inc.	Holding company	BVI	100%	100%
New Pacific Success Inc.	Holding company	BVI	100%	100%
New Pacific Forward Inc.	Holding company	BVI	100%	100%
Minera Alcira S.A.	Mining company	Bolivia	100%	100%	Silver Sand
NPM Minerales S.A.	Mining company	Bolivia	100%	100%
Colquehuasi S.R.L.	Mining company	Bolivia	100%	100%	Silverstrike
Minera Hastings S.R.L.	Mining company	Bolivia	100%	100%	Carangas
Qinghai Found Mining Co., Ltd.(ii)	Mining company	China	0%	82%

(i) British Virgin Islands ("BVI")

(ii) Qinghai Found Mining Co., Ltd. was wound-up on November 22, 2024

Schedule of estimated useful lives

Land	Not depreciated
Building	20 Years
Machinery	5 Years
Motor Vehicles	5 Years
Office equipment and furniture	5 Years
Computer software	5 Years